Consolidated (Successor) and DuPont Performance Coatings Combined (Predecessor) Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Net income (loss)		$ (24.3)	$ 55.8	$ (29.0)	$ 22.4	$ 52.1	$ 34.7	$ (218.9)
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments		27.3	(3.5)	0.0	(82.3)	(11.0)	(101.1)	24.3
Unrealized gain (loss) on securities		(0.1)	1.0	0.0	0.4	0.8	0.7	(0.9)
Unrealized gain (loss) on derivatives		0.3	(5.5)	0.0	(4.5)	(5.0)	(4.6)	5.0
Unrealized gain (loss) on pension and other benefit plan obligations		(2.8)	(0.7)	0.0	(4.0)	4.8	(55.6)	11.0
Other comprehensive income (loss), before tax		24.7	(8.7)	0.0	(90.4)	(10.4)	(160.6)	39.4
Income tax benefit (provision) related to items of other comprehensive income		0.8	2.3	0.0	3.4	1.0	18.6	(5.4)
Other comprehensive income (loss), net of tax		25.5	(6.4)	0.0	(87.0)	(9.4)	(142.0)	34.0
Comprehensive income (loss)		1.2	49.4	(29.0)	(64.6)	42.7	(107.3)	(184.9)
Less: Comprehensive income attributable to noncontrolling interests		1.0	2.0	0.0	2.2	1.5	2.6	6.0
Comprehensive income (loss) attributable to controlling interests		$ 0.2	$ 47.4	$ (29.0)	$ (66.8)	$ 41.2	$ (109.9)	$ (190.9)
Predecessor [Member]
Net income (loss)	$ 8.5								$ 247.8
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	0.0								0.0
Unrealized gain (loss) on securities	0.2								0.3
Unrealized gain (loss) on derivatives	0.0								0.0
Unrealized gain (loss) on pension and other benefit plan obligations	1.1								(99.6)
Other comprehensive income (loss), before tax	1.3								(99.3)
Income tax benefit (provision) related to items of other comprehensive income	(0.4)								34.7
Other comprehensive income (loss), net of tax	0.9								(64.6)
Comprehensive income (loss)	9.4								183.2
Less: Comprehensive income attributable to noncontrolling interests	0.6								4.5
Comprehensive income (loss) attributable to controlling interests	$ 8.8								$ 178.7